Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Summary of Inventories

	December 31, 2019	December 31, 2018

Ore stockpiles	$3,859	$1,620
In-process inventory and finished goods	81,282	59,974
Materials and supplies	78,093	76,291
	$163,234	$137,885